Commitments And Contingencies (Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2013
Gain Contingencies [Line Items]
Capital Leases, 2014	¥ 861
Capital Leases, 2015	812
Capital Leases, 2016	701
Capital Leases, 2017	665
Capital Leases, 2018	337
Capital Leases, 2019 and thereafter	1,302
Capital Leases, Total minimum lease payments	4,678
Less: amounts representing interest	(456)
Present value of net minimum capital lease payments	4,222
Operating Leases, 2014	1,033
Operating Leases, 2015	761
Operating Leases, 2016	480
Operating Leases, 2017	322
Operating Leases, 2018	210
Operating Leases, 2019 and thereafter	243
Operating Leases, Total minimum lease payments	¥ 3,049